Leases - Right-of-use assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 3,226.4	$ 1,340.7
Additions		2,207.1	1,778.9
Depreciation		(1,268.9)	(709.8)
Other	[1]	240.7	816.6
Ending balance		4,405.3	3,226.4
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,720.2	826.7
Additions		2,184.6	1,677.5
Depreciation		(1,170.0)	(602.1)
Other	[1]	232.5	818.1
Ending balance		3,967.3	2,720.2
Containers and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		458.6	466.1
Additions			85.1
Depreciation		(80.5)	(89.2)
Other	[1]	1.9	(3.4)
Ending balance		380.0	458.6
Buildings, vehicles and other tangible assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		47.6	47.9
Additions		22.5	16.3
Depreciation		(18.4)	(18.5)
Other	[1]	6.3	1.9
Ending balance		$ 58.0	$ 47.6

[1]	Mainly modifications, see also Note 5.